Supplemental Equity and Comprehensive Income Information - Reclass AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amount Reclassified from Accumulated Other Comprehensive Income
Other expense (income), net	$ (165)	$ (366)	$ (531)
Total before tax	7,204	6,795	5,643
Tax effect	1,285	1,337	1,114
Net income	5,929	5,453	4,529
Cost of sales	18,795	16,605	17,136
Net income attributable to 3M	5,921	5,449	4,517
Reclassification out of Accumulated Other Comprehensive Income
Amount Reclassified from Accumulated Other Comprehensive Income
Net income attributable to 3M	(534)	(417)	(473)
Cumulative translation adjustment | Reclassification out of Accumulated Other Comprehensive Income
Amount Reclassified from Accumulated Other Comprehensive Income
Total before tax	0	0	(142)
Tax effect	0	0	0
Net income	0	0	(142)
Deconsolidation of Venezuelan subsidiary | Reclassification out of Accumulated Other Comprehensive Income
Amount Reclassified from Accumulated Other Comprehensive Income
Other expense (income), net	0	0	(142)
Defined benefit pension and postretirement plans adjustments | Reclassification out of Accumulated Other Comprehensive Income
Amount Reclassified from Accumulated Other Comprehensive Income
Total before tax	(658)	(619)	(505)
Tax effect	160	148	121
Net income	(498)	(471)	(384)
Transition asset | Reclassification out of Accumulated Other Comprehensive Income
Amount Reclassified from Accumulated Other Comprehensive Income
Other expense (income), net	(2)	(2)	0
Prior service benefit | Reclassification out of Accumulated Other Comprehensive Income
Amount Reclassified from Accumulated Other Comprehensive Income
Other expense (income), net	60	62	69
Net actuarial loss | Reclassification out of Accumulated Other Comprehensive Income
Amount Reclassified from Accumulated Other Comprehensive Income
Other expense (income), net	(689)	(659)	(524)
Curtailments/Settlements | Reclassification out of Accumulated Other Comprehensive Income
Amount Reclassified from Accumulated Other Comprehensive Income
Other expense (income), net	(27)	(20)	(48)
Deconsolidation of Venezuelan subsidiary | Reclassification out of Accumulated Other Comprehensive Income
Amount Reclassified from Accumulated Other Comprehensive Income
Other expense (income), net	0	0	(2)
Cash flow hedging instruments gains (losses) | Reclassification out of Accumulated Other Comprehensive Income
Amount Reclassified from Accumulated Other Comprehensive Income
Other expense (income), net	(9)	(9)	(4)
Total before tax	(47)	71	70
Tax effect	11	(17)	(17)
Net income	(36)	54	53
Cost of sales	$ (38)	$ 80	$ 74